Summary of Significant Accounting Policies - Cash Flows, Allowance for Loan Losses and Mortgage Banking Activities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Office	Dec. 31, 2018 USD ($)
Presentation of Cash Flows
Cash balances	$ 1,100
Allowance for Loan Losses
Cumulative days past due for charge off for retail consumer loans	120 days
Mortgage Banking Activities and Mortgage Loans Held for Sale
Number of mortgage loan production offices | Office	9
Other real estate owned
Other real estate owned	$ 120	$ 0
Minimum
Mortgage Banking Activities and Mortgage Loans Held for Sale
Loan commitment to sale duration	30 days
Maximum
Mortgage Banking Activities and Mortgage Loans Held for Sale
Loan commitment to sale duration	120 days